Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of expense or (benefit) for income taxes

	June 30,
	2020	2019
Income tax expense
Current income taxes
U.S. federal	$30,985	$—
U.S. state	—	—

Total current income taxes	$30,985	$—

June 30,
	2020	2019
Deferred income taxes
U.S. federal	$—	$—
U.S. state	—	—

Total deferred income tax benefit	$—	$—

Schedule of statutory federal income tax rate to actual rates based on income or loss before income taxes

	June 30,
	2020	2019
Income tax expense attributable to:
Federal	$(3,255,706)	$(2,509,246)
State, net of federal benefit	(862,690)	(13,452)
Foreign tax rate less than federal rate	(2,645)	—
Permanent differences	312,525	—
Restricted stock awards	—	816,505
Changes in valuation allowance	3,884,440	85,455
Provision to return adjustment	(45,134)	—
Losses from flow-through entity not subject to tax	—	1,640,066
Other adjustments	195	(19,328)

Effective income tax expense	$30,985	$—

Schedule of changes in Noncurrent deferred tax assets and liabilities

	June 30,
	2020	2019
Noncurrent deferred tax assets:
Employee compensation	$378,003	$—
Debt issuance costs	323,183	—
Revenue recognition	156,022	22,226
Federal and state net operating loss	4,082,297	63,229
Foreign net operating loss	258,083	—

Total deferred tax assets	$5,197,588	$85,455

Noncurrent deferred tax liabilities:
Fixed assets	(653,819)	—
Intangibles	(1,808,960)	—

Deferred tax liabilities	$(2,462,779)	$—

Valuation allowance	(2,734,809)	(85,455)

Deferred taxes after valuation allowance	$—	$—